Goodwill (Details) - USD ($)	Feb. 10, 2025	Dec. 31, 2025	Sep. 08, 2025	Jun. 30, 2025
Goodwill [Line Items]
Minority interest (in Dollars)		$ (56,995)		$ 31,839
Hand Network Technology Co [Member]
Goodwill [Line Items]
Company acquired	99.00%		100.00%
Ordinary shares issued (in Shares)	2,000,000
Aggregate value (in Dollars)	$ 2,000,000
Hand Network Technology Co [Member]
Goodwill [Line Items]
Business Combination, Additional Voting Equity Interest Acquired, Percentage			1.00%
Minority interest (in Dollars)			$ 24,325